RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Text block [abstract]
RELATED PARTY TRANSACTIONS

31. RELATED PARTY TRANSACTIONS

Cemig’s main balances and transactions with related parties and its jointly-controlled entities are as follows:

COMPANY / item	ASSETS		LIABILITIES		REVENUE			EXPENSES

	2018	2017	2018	2017	2018	2017	2016	2018	2017	2016
Shareholder
Minas Gerais State Government
Current
Customers and traders (1)	245	55	—	—	163	136	152	—	—	—
Public Lighting Contribution (CIP) (1)	2	1	—	—	—	—	—	—	—	—
Accounts Receivable (2)	—	235	—	—	—	42	—	—	—	—
ICMS tax – early payment (3)	—	—	—		12	—	—	—	—	—
Non-current			—		—		—	—	—	—
Customers and traders (1)	—	50	—	—	—	—	—	—	—	—
Public Lighting Contribution (CIP) (1)	—	1	—	—	18	—	—	—	—	—
Accounts Receivable – AFAC (2)	246	—	—
Jointly-controlled entity
Aliança Geração
Current
Transactions with energy (4)	—	—	13	7	34	30	—	(165)	(147)	(142)
Provision of services (5)	2	2	—	—	12	13	14	—	—	—
Interest on Equity, and dividends	91	72	—	—	—	—	—	—	—	—
Baguari Energia
Current
Transactions with energy (4)	—	—	1	1	—	—	—	(10)	(7)	(7)
Services (5)	—	—	—	—	1	1	1	—	—	—
Madeira Energia
Current
Transactions with energy (4)	5	—	64	57	70	27	8	(778)	(686)	(574)
Advance for future energy supply (6)	7	66	—	—	9	—	—		—	—
Reimbursement due to cancelled contract (7)	42	—	—	—	2	—	—	—	—	—
Non-current
Advance for future energy supply (6)	—	7		—	—	—	—	—	—	—
Reimbursement for cancelled contract (7)	3	—	—	—	—	—	—	—	—	—
Norte Energia
Current
Transactions with energy (4)	—	—	6	4	16	9	2	(202)	(122)	(49)
Lightger
Current
Transactions with energy (4)	—	—	—	—	—	—	—	(21)	(19)	(19)
Hidrelétrica Pipoca
Current
Transactions with energy (4)	—	—	1	—		—	—	(19)	(15)	(16)
Interest on Equity, and dividends	—	1	—	—		—	—	—	—	—
Retiro Baixo
Current
Transactions with energy (4)	—	—	1	1		—	—	(5)	(6)	(6)
Interest on Equity, and dividends	5	3		—		—	—		—	—
Hidrelétrica Cachoeirão
Current					2	2	—	—	—	—
Transactions with energy (4)	—	—	—	—	—	—	—	—	—	—
Interest on Equity, and dividends	3	—	—	—
Renova
Current
Transactions with energy (4)	—	—	1	2	—	—	—	(81)	(179)	(159)
Non-current
Advance for future energy supply (8)	87	—	—	—	7	—	17	—	—	—
Accounts Receivable (9)	445	350	—	—	37	—	14	—	—	—
Reimbursement for suspension of supply of power (10)	52	—	—	—	52	—	—	—	—	—
Reimbursement for cessation of power purchase agreement (11)	10	—	—	—	10	—	—	—	—	—
Empresa Amazonense de Transmissão de Energia (EATE)
Current
Transactions with energy (4)	—	—	2	3	—	—	—	(19)	(26)	(25)

COMPANY	ASSETS		LIABILITIES		REVENUE			EXPENSES
	2018	2017	2018	2017	2018	2017	2016	2018	2017	2016
Light
Current
Transactions with energy (4)	—	1	1	—	60	54	59	(1)	(1)	(1)
Interest on Equity, and dividends	10	—	—	—	—	—	—	—	—	—
Taesa
Current
Transactions with energy (4)	—	—	8	12	—	—	—	(109)	(127)	(110)
Services (5)	—	—	—	—	—	1	1	—	—	—
Taesa
Cia. Transirapé de Transmissão
Current
Transactions with energy (4)	—	—	1	1	—	—	—	(10)	(10)	(9)
Provision of services (5)	—	—		—	1	1	1	—	—	—
Interest on Equity, and dividends	—	1	—	—	—	—	—	—	—	—
Axxiom
Current
Provision of services (12)	—	—	—	3	—	—	—	—	—	—
Transudeste
Current
Transactions with energy (4)	—	—	—	—	—	—	—	(1)	(2)	(1)
Provision of services (5)	—	—	—	—	1	1	1	—	—	—
Transleste
Current
Transactions with energy (4)	—	—	—	—	—	—	—	(2)	(3)	(2)
Provision of services (5)	—	—	—	—	1	1	1	—	—	—
Centroeste
Current
Interest on Equity, and dividends	1	—	—	—	—	—	—	—	—	—
LUCE
Current
Interest on Equity, and dividends	5	—	—	—	—	—	—	—	—	—
RME
Current
Interest on Equity, and dividends	2	—	—	—	—	—	—	—	—	—
Other related parties
FIC Pampulha
Current
Cash and cash equivalents	274	322	—	—	—	—	—	—	—	—
Marketable securities	727	1,037	—	—	1,106	9	197	—	—	—
(-) Marketable securities issued by subsidiary companies (Note 22)	(24)	(25)	—	—	—	—	—	—	—	—
Non-current			—		—			—
Marketable securities	101	30	—	—	—	—	—	—	—	—
Forluz
Current
Post-employment obligations (13)	—	—	123	109	—	—	—	(192)	(174)	(186)
Supplementary pension contributions – Defined contribution plan (14)	—	—		—	—	—	—	(78)	(84)	(100)
Administrative running costs (15)	—	—		—	—	—	—	(28)	(26)	(25)
Operating leasing (16)	—	—	2	5	—	—	—	(46)	(55)	(39)
Non-current
Post-employment obligations (13)	—	—	2,046	1,960	—	—	—	—	—	—
Cemig Saúde
Current
Health Plan and Dental Plan (17)	—	—	120	115	—	—	—	(186)	(193)	(187)
Non-current
Health Plan and Dental Plan (17)	—	—	2,271	1,633	—	—	—	—	—	—

The main conditions and characteristics of interest with reference to the related party transactions are:

(1)

Refers to sale of energy supply to the Minas Gerais State government. The price of the supply is set by the regulator (Aneel) through a Resolution relating to the annual tariff adjustment of Cemig D In 2017 the government of Minas Gerais State signed a debt recognition agreement with Cemig D for payment of debits relating to the supply of power due and unpaid, in the amount of R$ 113 , to be settled in 24 installments, updated monthly by the variation of the IGP-M index, up to November 2019. The first installment, of R$ 5, was paid in December 2017. Nine installments were unpaid at December 31, 2018. These receivables have guarantee in the form of Cemig’s right to retain dividends and Interest on Equity otherwise payable to the State (in proportion to the State’s equity interest in the Company), for as long as any payments are overdue or in default. The amount of the Public Lighting Contribution relating to the debt recognition agreement at January 31, 2018 is R$ 2.

(2)

Refers to the recalculation of the inflation adjustment of amounts relating to the Advance for Future Capital Increase (AFAC), which were returned to the State of Minas Gerais. Amount transferred from administrative deposit to Accounts receivable from Minas Gerais State, on September 30, 2017 (see Note 12).

(3)	Refers to financial income from ICMS tax anticipation, as per Minas Gerais State Decree 47,488.
(4)

Transactions with energy between generators and distributors were made in auctions organized by the Federal Government; transactions for transport of energy, made by transmission companies, arise from the centralized operation of the National Grid carried out by the National System Operator (ONS).

(5)	Refers to a contract to provide plant operation and maintenance services.
(6)

In 2017, payments of R$ 70 were made to Santo Antônio Energia, subsidiary of Madeira Energia: R$ 52 was advanced by Cemig GT; R$ 12 by Sá Carvalho; and R$ 6 by Rosal. The last installment was paid in January 2019.

(7)

Refers to reimbursement due to termination of contract related to change of the “power purchase agreements” (CCEARs) between Santo Antônio Energia S.A., a subsidiary of Madeira Energia, and Cemig Distribuição – totaling R$ 84, to be settled in 24 monthly installments, with inflation adjustment by the Selic rate and maturities up to January 2020. The outstanding amount at December 31, 2018 was R$ 45.

(8)

This refers to advanced payments under a Purchase Agreement for Incentive-Bearing Power becoming due in January through October 2019, to be settled by July 9, 2019, with monetary updating at 155% of the CDI rate. The advanced payment has guarantees, shared between Cemig and Light, related to their shareholding interest at Renova, dividends of its investees, and wind projects to be developed.

(9)

Cemig GT has R$445 receivable from Renova that is expected toll be paid in monthly installments up to December 2021 with financial updating at 150% to 155% of the CDI rate. The accounts receivable have guarantees, shared between Cemig and Light, related to their shareholding interest at Renova, dividends of its investees, and wind power projects to be developed.

(10)

On February 20, 2019 the Company signed the 8th amendment to the wind power purchase agreement with Renova, extending the due date of the sole payment from January 10, 2019 to July 9, 2019. The financial updating is calculated on the basis of 155% of the CDI rate. On December, 31, 2018 the amount to be reimbursed by Renova as indemnity for suspension of supply of power from July to September 2018 is R$ 52. The amount to be reimbursed by Renova is covered by guarantees, shared between Cemig and Light, related to their shareholding interest and dividends of investees of Renova and also wind projects to be developed.

(11)

On February 20, 2019, the Company signed the reimbursement contract arising from a term of assignment of a power purchase agreement for the period December 1 to 31, 2018. The amount of R$ 10 is to be settled by July 9, 2019 with monetary adjustment at 155% of the CDI rate. The amount to be reimbursed by Renova is covered by guarantees, shared between Cemig and Light, related to their shareholding interest and dividends of investees of Renova and also wind projects to be developed.

(12)	Refers to a contract for development of management software between Cemig D and Axxiom Soluções Tecnológicas S.A., instituted in the regulator (Aneel) Dispatch 2657/2017.
(13)

The contracts of Forluz are updated by the Expanded Customer Price Index (Índice Nacional de Preços ao Consumidor Amplo, or IPCA) calculated by the Brazilian Geography and Statistics Institute (IBGE) plus interest of 6% p.a. and will be amortized up to the business year of 2031 (see Note 24).

(14)	The Company’s contributions to the pension fund for the employees participating in the Mixed Plan, and calculated on the monthly remuneration, in accordance with the regulations of the Fund.
(15)	Funds for annual current administrative costs of the Pension Fund in accordance with the specific legislation of the sector. The amounts are estimated as a percentage of the Company’s payroll.
(16)

Rental of the Company’s administrative head offices, effective starting October 2020 (able to be extended every five years, up to 2035) and February 2019 (contract in the process of renewal, able to be extended every five years, up to 2034), with annual inflation adjustment by the IPCA index and price reviewed every 60 months.

(17)	Post-employment obligations relating to the employees’ health and dental plan (see Note 24).

Dividends receivable from equity investees’ investments

Dividends receivable from Company’s equity investees are as follows:

	2018	2017
Aliança Geração	91	72
Retiro Baixo	6	3
Hidrelétrica Cachoeirão	3	-
Companhia de Transmissão Centroeste de Minas	1	-
Others	19	2

	120	77

Loans from related parties

On September 18, 2018 a loan agreement of R$ 400 was signed between Cemig GT (lender) and Cemig (borrower) to be settled in a single payment in December 2019, bears interest at 125.52% of the CDI rate. As a guarantee, Cemig signed a promissory note in the amount of R$ 442, corresponding to the amount of the debt plus the estimated interest for the 15-month period of the agreement.

In the same period, Cemig GT (lender) and Cemig D (borrower) also signed a loan contract for R$ 630, settled in November and December 2018 with interest of R$ 9 corresponding to 125.52% of the CDI rate. As guarantee, Cemig D signed a promissory note in the amount of R$ 639, corresponding to the amount of the debt plus the estimated interest for the 104 day duration of the agreement. The loan had the consent of the regulator (Aneel).

Guarantees on loans, financing and debentures

Cemig has provided guarantees on loans, financing and debentures of the following related parties – not consolidated in the financial statements because they relate to jointly-controlled entities or affiliated companies:

Related party	Relationship	Type	Objective	2018	Maturity
Norte Energia (NESA)	Affiliated	Surety	Financing	2,571	2042
Light (1)	Subsidiary	Counter-guarantee	Financing	684	2042
Santo Antônio Energia (SAESA) (2)	Jointly-controlled entity	Surety	Financing	875	2034
Santo Antônio Energia (SAESA) (2)	Jointly-controlled entity	Surety	Debentures	401	2037
Centroeste	Jointly-controlled entity	Surety	Financing	7	2023

				4,538

(1)	Related to execution of guarantees of the Norte Energia financing.
(2)	Corporate guarantee given by Cemig to Saesa. More details in Note 17.

At December 31, 2018, Management believes that there is no need to recognize any provisions in the Company’s financial statements for the purpose of meeting any obligations arising under these sureties and/or guarantees.

Cash investments at FIC Pampulha

Cemig and its subsidiaries and affiliates invest part of their financial resources in an investment fund which has the characteristics of fixed income and obeys the Company’s cash investment policy. The amounts invested by the fund at December 31, 2018 are reported in Marketable securities in current or non-current assets, or presented after deduction of the account line Debentures in Current or Non-current liabilities.

The funds applied are allocated only in public and private fixed income securities, subject only to credit risk, with various maturity periods, obeying the unit holders’ cash flow needs.

The financial investments of the investment fund in marketable securities of related parties are as follows:

Issuer of security	Type	Annual contractual conditions	Maturity	2018
				Cemig 4.65%	Cemig D 24.47%	Other subsidiaries 14.33 (2)	Total 44.20%
ETAU (1)	Debentures	108.00% of CDI	Dec. 01, 2019	1	2	2	5
Light	Promissory Note	CDI + 3.50%	Jan. 22, 2019	—	2	1	3

				1	4	3	8

Issuer of security	Type	Annual contractual conditions	Maturity	2017
				Cemig 4.17%	Cemig GT 26.85%	Cemig D 19.90%	Other subsidiaries 21.36% (2)	Total 72.28%
ETAU (1)	Debentures	108.00% of CDI	Dec. 01, 2019	—	3	2	2	7
Light	Promissory Note	CDI + 3.50%	Jan. 22, 2019	1	5	4	4	14

				1	8	6	6	21

Issuer of security	Type	Annual contractual conditions	Maturity	2016
				Cemig 10.12%	Cemig GT 20.86%	Cemig D 24.94%	Other subsidiaries 22.39% (2)	Total 78.31%
Axxiom	Debentures	109.00% of CDI Rate	Jan 29, 2017	1	1	1	1	4
ETAU (1)	Debentures	108.00% of CDI	Dec. 01, 2019	1	2	3	2	8

				2	3	4	3	12

(2)	Transmissão do Alto Uruguai S.A.
(3)	Refers to the other companies consolidated by Cemig, which also have participation in the investment funds.

Remuneration of key management personnel

The total costs of key personnel, comprising the Executive Board, the Fiscal Council, the Audit Committee and the Board of Directors in 2018, 2017 and 2016, are within the limits approved at a General Shareholders’ Meeting, and the effects on the income statements of the years ended, are as follows:

	2018	2017	2016
Remuneration	34	32	25
Profit sharing (reversal)	4	1	(1)
Assistance benefits	3	2	2

Total	41	35	26